Other liabilities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other liabilities [abstract]
Payments of lease liabilities, classified as financing activities	€ 291	€ 296	€ 301
Share buyback programme, liability	€ 538	€ 297